Stockholders' equity, dividend payments and stock compensation expenses (Tables)	9 Months Ended
Sep. 30, 2025
Stockholders' equity, dividend payments and stock compensation expenses [Abstract]
Stockholders Equity
Common stock
Issued at September 30, 2025	160,799,407
Numbers of shares authorized for issue at September 30, 2025	250,000,000
Par value	$0.01

Dividend Payment
Dividend payment made year-to-date as of September 30, 2025:
Payment date $ in thousands, except per common share	Total payment	Per common share
August 25, 2025	$38,592	$0.24
May 28, 2025	$24,091	$0.15
February 25, 2025	$27,286	$0.17
Total payments made year-to-date as of September 30, 2025	$89,969	$0.56

Dividend payments made during 2024:
Payment date $ in thousands, except per common share	Total payment	Per common share
November 29, 2024	$35,522	$0.22
August 30, 2024	$43,595	$0.27
May 31, 2024	$46,786	$0.29
February 28, 2024	$35,492	$0.22
Total payments made during 2024	$161,396	$1.00